Expense Example, No Redemption - ABBEY CAPITAL MULTI ASSET FUND - CLASS C SHARES	Oct. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 283
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,511
Expense Example, No Redemption, 10 Years	$ 3,199